FAIR VALUE MEASUREMENTS - Schedule of fair value measurement of the assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2022	Oct. 13, 2021	Jul. 01, 2021
Assets:
Long term investments, available-for-sale debt securities	¥ 138,756	¥ 138,756
Jiayang Investment
Assets:
Long term investments, available-for-sale debt securities	55,000	55,000
Tale Base Investment
Assets:
Long term investments, available-for-sale debt securities	31,400	31,400
Lingdai Investment
Assets:
Long term investments, available-for-sale debt securities	31,980	31,980
Others
Assets:
Long term investments, available-for-sale debt securities	20,376	20,376
Recurring Basis
Assets:
Total assets	101,874	114,432
Recurring Basis | Jiayang Investment
Assets:
Long term investments, available-for-sale debt securities	63,647	61,426
Recurring Basis | Tale Base Investment
Assets:
Long term investments, available-for-sale debt securities	22,401	29,764
Recurring Basis | Lingdai Investment
Assets:
Long term investments, available-for-sale debt securities	15,826	17,981
Recurring Basis | Others
Assets:
Long term investments, available-for-sale debt securities		5,261
Significant unobservable inputs (Level 3) | Recurring Basis
Assets:
Total assets	101,874	114,432
Significant unobservable inputs (Level 3) | Recurring Basis | Jiayang Investment
Assets:
Long term investments, available-for-sale debt securities	63,647	61,426		¥ 55,000
Significant unobservable inputs (Level 3) | Recurring Basis | Tale Base Investment
Assets:
Long term investments, available-for-sale debt securities	22,401	29,764	¥ 31,400
Significant unobservable inputs (Level 3) | Recurring Basis | Lingdai Investment
Assets:
Long term investments, available-for-sale debt securities	¥ 15,826	17,981			¥ 31,980
Significant unobservable inputs (Level 3) | Recurring Basis | Others
Assets:
Long term investments, available-for-sale debt securities		¥ 5,261